EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectuses dated December 12, 2015 for Class A, Class C, Institutional Class, and Class R6 of Neuberger Berman Dividend Growth Fund, a series of Neuberger Berman Equity Funds, which was filed with the Securities and Exchange Commission on December 18, 2015 (Accession No. 0000898432-15-001613) in definitive form.